Schedule II - Condensed Financial Information of Registrant - FY, Statements of Income and Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues [Abstract]
Total revenues	$ 34,868	$ 19,835	$ 101,262	$ 56,214	$ 80,596	$ 63,676	$ 48,484
Expenses [Abstract]
Other expenses	523	468	1,469	1,481	1,992	1,644	597
Interest expenses					1,200	1,000	500
Total expenses	22,774	10,883	72,026	29,537	47,039	44,203	36,381
Income before income taxes	12,094	8,952	29,236	26,677	33,557	19,473	12,103
Income tax benefit	4,112	3,008	9,940	9,008	11,284	6,500	(164)
Net income	7,982	5,944	19,296	17,669	22,273	12,973	12,267
Other Comprehensive Income (Loss) [Abstract]
Total comprehensive income	$ 7,981	$ 6,062	$ 24,312	$ 16,574	20,710	15,894	9,152
Parent Company [Member]
Revenues [Abstract]
Management fees from subsidiaries					636	178	0
Total revenues					636	178	0
Expenses [Abstract]
Other operating expenses					640	227	47
Other expenses					66	180	56
Interest expenses					1,230	394	0
Total expenses					1,936	801	103
Loss before equity in net income of subsidiaries					(1,300)	(623)	(103)
Equity in net income of subsidiaries					23,141	13,422	12,370
Income before income taxes					21,841	12,799	12,267
Income tax benefit					(432)	(174)	0
Net income					22,273	12,973	12,267
Other Comprehensive Income (Loss) [Abstract]
Equity in other comprehensive earnings (losses) of subsidiaries					(1,563)	2,921	(3,115)
Total comprehensive income					$ 20,710	$ 15,894	$ 9,152